BANK NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2015
Notes Payable to Bank [Abstract]
Schedule of Notes Payable to Banks

The Company had the following bank notes payable as of December 31, 2015:

December 31, 2015
ICBC, due various dates from January 17, 2016 to June 23, 2016	$2,409,055
CITIC, due various dates from January 28, 2016 to June 29, 2016	430,728
Total	$2,839,783

The Company had the following bank notes payable as of December 31, 2014:

December 31, 2014
ICBC, due various dates from January 23, 2015 to April 15, 2015	$2,678,648
BOC, due various dates from January 25, 2015 to June 26, 2015	565,685
Total	$3,244,333